42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	R$ 1,555,704	R$ 1,606,713	R$ 1,664,773
Companhia Paranaense de Energia - Copel [member] | Regulatory [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	21,373	17,357
Companhia Paranaense de Energia - Copel [member] | Labor [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	2,466	1,957
Companhia Paranaense de Energia - Copel [member] | Tax Claim [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	136,553	150,529
Companhia Paranaense de Energia - Copel [member] | Civil [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	R$ 163,940	R$ 150,529